Expense Example - Bridgeway Emerging Markets Core Equity ETF - Bridgeway Emerging Markets Core Equity ETF	Jul. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	$ 227